Share Capital - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2014 Security Based Compensation Arrangements [Member]	Dec. 31, 2014 DSU Plan [Member] USD ($)	Dec. 31, 2013 DSU Plan [Member] USD ($)	Dec. 31, 2014 Employee Stock Option [Member]	Dec. 31, 2014 Employee Stock Option [Member] Minimum [Member]	Dec. 31, 2014 Employee Stock Option [Member] Maximum [Member]	Dec. 31, 2014 Restricted Share Units (RSUs) [Member] USD ($)	Dec. 31, 2013 Restricted Share Units (RSUs) [Member] USD ($)	Dec. 31, 2013 2013 NCIB [Member] USD ($)	Dec. 31, 2014 2014 NCIB [Member] USD ($)
Schedule Of Capitalization Equity [Line Items]
Special preferred, redeemable, retractable, non-voting, Shares Authorized	6,350.9	6,350.9
Preference shares issued or outstanding	0	0
Purchase of common shares under NCIB	11,676,510	11,676,510	11,846,843	11,846,843
Repurchased common shares under NCIB	150,000	150,000	1,903,200	1,903,200
Repurchased common shares under NCIB, Value	$ 472		$ 7,134										$ 7,134	$ 532
Stock Repurchase Program Expiration Date	May 28, 2015	May 28, 2015
Increase in additional paid in capital	60
Decrease in additional paid in capital	388
Common shares outstanding, Percent					10.00%
Common shares authorized for issuance						430,000		500,000
Options vesting period									3 years	4 years	3 years
Options vesting, Expiration date								6 years
Weighted average fair value per option granted		1.04		1.15
Intrinsic value of options exercised		610		465
Intrinsic value of exercisable options	544
Fair value of options vested	3,891
Unrecognized stock-based compensation cost, net of expected forfeitures	1,425
Expected weighted average period for recognition of unrecognized compensation cost	1 year 7 months 10 days	1 year 7 months 10 days
Stock-based compensation	2,081		4,192
Stock options forfeited	1,007,565	1,007,565	512,527	512,527
Deferred Stock Unit issued and outstanding	244,526	244,526	89,198	89,198
Liability recorded in respect of outstanding stock-based compensation						$ 742	$ 301				$ 1,376	$ 579
Restricted stock units cancelled											203,041	32,248
Anti-dilutive effect of options	8,763,349	8,763,349	9,215,081	9,215,081